COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending 2015 to 2019. The monthly lease amount, including management fees of the leased property, is approximately $70.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, are as follows:

2015	749
2016	604
2017	604
2018	604
2019	201
2,762

b.	Guarantees, indemnity and liens:

1.	The Company issued bank guaranties in the total amount of $5.1 million as a part of the ongoing terms of the contracts with existing customers and for tenders

2.	The Company issued a bank guarantee of up to NIS 510 ($131 as of December 31, 2014) to the owners of its new offices in Herzliya on February 5, 2014.

3.	On April 29, 2012, the Company's board of directors approved the recording of a floating charge on all of the Company's assets in favor of the Company's current and former chairmen of the board of directors, unlimited in amount, in order to secure personal guarantees granted by them in favor of the Company, such as to a bank (see Note 7a) and in order to secure short-term loans that are given by them from time to time to the Company.

c.	Litigation:

1.	According to a success based consulting agreement from November 29, 2009, Periscope Finance Ltd. (“Periscope”), committed to assist the Company in finding an investor, With the following payments terms: (i) for any investment of up to $2 million, an amount equal to 6% of the investment amount and (ii) options for 3% of the Company's share capital. (iii) for any amount over $2 million, an additional $25,000 for any $1 million and an additional options for 1% of the Company's share capital. Periscope claims that they are responsible for an investment by Sigma Wave, the Company's current controlling shareholder. This dispute was in a process of mediation from 2013 until September 2014. The company and Periscope had come to an agreement with no additional liability to the company.

2.	As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers' license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI's business activities. This matter is now subject to an arbitration proceeding.